Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities
Cash generated from operations	¥ 5,604	¥ 2,614	¥ 908
Interest received	249	93	32
Income taxes paid	(221)	(207)	(67)
Net cash inflow from operating activities	5,632	2,500	873
Cash flows from investing activities
Net cash acquired from/(payment for) business combination	(1,090)	(72)	676
Cash acquired from business combinations under common control	397
Payments for settlement of pre-acquisition dividends payables of CMC	(19)	(591)	(510)
Purchase of property, plant and equipment	(132)	(75)	(41)
Purchase of intangible assets	(12)	(2)
Net proceeds from short term investments	11	261	371
Proceeds from disposal of investments accounted for using equity method		57
Payments for acquisition of investments accounted for using equity method	(140)	(61)
Payments for acquisition of investments accounted for as financial assets at fair value through profit or loss	(199)
Loan to a third party	(5)
Purchase of additional equity interests in a subsidiary	(1)
Net cash inflow/(outflow) from investing activities	(1,190)	(483)	496
Cash flows from financing activities
Proceeds from issues of ordinary shares	2,433		1,901
Proceeds from issues of puttable shares	422
Proceeds from issues of ordinary shares to Music Label Partners	1,386
Net proceeds from issues of ordinary shares upon initial public offering	3,500
Deemed (distribution)/contributions arising from carve out of Tencent PRC Music Business		20	(189)
Exercise of share options		79
Net cash inflow from financing activities	7,741	99	1,712
Net increase in cash and cash equivalents	12,183	2,116	3,081
Cash and cash equivalents at beginning of the year	5,174	3,071
Exchange losses on cash and cash equivalents	(1)	(13)	(10)
Cash and cash equivalents at end of year	¥ 17,356	¥ 5,174	¥ 3,071